EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2017
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

26. EMPLOYEE BENEFIT PLANS

        Employees of the Company located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The calculation of contributions for eligible employees is based on 20% of the applicable payroll cost in 2016. The expense incurred by the Company to these defined contributions schemes was $6,189, $7,186 and $9,412 for the years ended December 31, 2015, 2016 and 2017, respectively.

        In addition, in 2017, the Company is required by PRC law to contribute approximately 10%, 8%, 2% and 2% of applicable salaries for medical insurance benefits, housing funds, unemployment and other statutory benefits, respectively. The PRC government is directly responsible for the payment of the benefits to these employees. The amounts contributed for these benefit schemes were $8,193, $9,128 and $10,447 for the years ended December 31, 2015, 2016 and 2017, respectively.